UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2022

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Small Cap Value Fund
(Institutional Class and Investor Class)
Semi-Annual Report
June 30, 2022
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 30, 2022 (unaudited)
Sector	Percentage of Fund Investments
Financial	28.37%
Industrial	16.81
Consumer, Non-cyclical	15.90
Consumer, Cyclical	12.93
Energy	8.20
Technology	5.65
Basic Materials	4.03
Communications	3.01
Utilities	2.21
Government Money Market Mutual Funds	0.06
Short Term Investments	2.83
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/22)	(06/30/22)	(01/01/22 – 06/30/22)
Institutional Class
Actual	$1,000.00	$ 830.80	$3.36
Hypothetical (5% return before expenses)	$1,000.00	$1,021.10	$3.71
Investor Class
Actual	$1,000.00	$ 829.60	$4.94
Hypothetical (5% return before expenses)	$1,000.00	$1,019.40	$5.46
* Expenses are equal to the Fund's annualized expense ratio of 0.74% for the Institutional Class shares and 1.09% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST SMALL CAP VALUE FUND Schedule of Investments
As of June 30, 2022 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 4.01%
11,800	AdvanSix Inc	$ 394,592
14,200	American Vanguard Corp	317,370
99,066	Arconic Corp(a)	2,778,801
12,894	Ashland Global Holdings Inc	1,328,727
46,691	Cabot Corp	2,978,419
8,100	Commercial Metals Co	268,110
9,700	Compass Minerals International Inc	343,283
51,200	Ecovyst Inc	504,320
44,100	Glatfelter Corp	303,408
3,800	Hawkins Inc	136,914
4,500	HB Fuller Co	270,945
22,056	Ingevity Corp(a)	1,392,616
2,900	Innospec Inc	277,791
6,000	Kaiser Aluminum Corp	474,540
25,200	Mercer International Inc(a)	331,380
1,100	NewMarket Corp	331,056
11,600	Trinseo PLC	446,136
86,020	Valvoline Inc	2,479,956
		15,358,364
Communications — 3.00%
38,700	Casa Systems Inc(a)	152,091
44,400	CommScope Holding Co Inc(a)	271,728
40,300	Entravision Communications Corp Class A	183,768
6,600	ePlus Inc(a)	350,592
104,389	Gray Television Inc	1,763,130
19,500	NETGEAR Inc(a)	361,140
4,700	Preformed Line Products Co	289,050
32,524	Scholastic Corp	1,169,888
45,900	Stagwell Inc(a)	249,237
5,500	TEGNA Inc	115,335
45,779	Thryv Holdings Inc(a)	1,024,992
53,530	TripAdvisor Inc(a)	952,834
69,573	United States Cellular Corp(a)	2,014,834
194,805	Viavi Solutions Inc(a)	2,577,270
		11,475,889
Consumer, Cyclical — 12.86%
16,400	Adient PLC(a)	485,932
16,900	Allison Transmission Holdings Inc	649,805
22,000	American Eagle Outfitters Inc	245,960
3,500	Asbury Automotive Group Inc(a)	592,690
9,300	Bassett Furniture Industries Inc(a)	168,516
23,600	Big 5 Sporting Goods Corp(b)	264,556
5,200	BlueLinx Holdings Inc(a)	347,412
14,600	Brinker International Inc(a)	321,638
33,289	Brunswick Corp	2,176,435
29,700	Cato Corp Class A(a)	344,817
10,500	Century Communities Inc	472,185
10,777	Churchill Downs Inc	2,064,119
31,322	Crocs Inc(a)	1,524,442
120,907	Dana Inc	1,701,161
Shares		Fair Value
Consumer, Cyclical — (continued)
12,200	Designer Brands Inc Class A	$ 159,332
2,200	Dine Brands Global Inc	143,176
23,700	El Pollo Loco Holdings Inc(a)	233,208
26,500	Ethan Allen Interiors Inc(a)	535,565
16,900	Foot Locker Inc	426,725
16,600	Fossil Group Inc(a)	85,822
5,000	Franchise Group Inc	175,350
18,900	G-III Apparel Group Ltd(a)	382,347
10,300	Genesco Inc(a)	514,073
6,400	Green Brick Partners Inc(a)	125,248
3,700	Group 1 Automotive Inc	628,260
19,800	Haverty Furniture Cos Inc(b)	458,964
33,200	Healthcare Services Group Inc	578,012
11,000	Hibbett Inc	480,810
20,500	Hooker Furnishings Corp	318,775
38,774	IAA Inc(a)	1,270,624
22,300	Interface Inc	279,642
20,000	International Game Technology PLC	371,200
6,000	Jack in the Box Inc	336,360
9,100	Johnson Outdoors Inc Class A	556,556
66,256	KB Home	1,885,646
57,300	Kimball International Inc Class B(a)	439,491
68,400	Kirkland's Inc(a)	240,768
17,400	Lakeland Industries Inc(a)	267,264
23,600	La-Z-Boy Inc	559,556
10,681	LCI Industries	1,194,990
4,100	LGI Homes Inc(a)	356,290
52,340	Liberty Media Corp-Liberty Braves(a)	1,256,160
9,900	LL Flooring Holdings Inc(a)	92,763
13,300	M/I Homes Inc(a)	527,478
8,300	MarineMax Inc(a)	299,796
19,590	Marriott Vacations Worldwide Corp	2,276,358
6,900	Meritage Homes Corp(a)	500,250
16,300	Meritor Inc(a)	592,179
30,400	Mesa Air Group Inc(a)	66,576
83,625	Methode Electronics Inc	3,097,470
64,120	Miller Industries Inc	1,453,600
7,200	Nu Skin Enterprises Inc Class A	311,760
14,600	ODP Corp(a)	441,504
15,700	OneWater Marine Inc Class A(a)	518,885
9,800	PC Connection Inc	431,690
11,600	PetMed Express Inc(b)	230,840
21,100	Potbelly Corp(a)	119,215
26,200	Resideo Technologies Inc(a)	508,804
3,800	Rocky Brands Inc	129,884
12,500	Rush Enterprises Inc Class A	602,500
16,500	ScanSource Inc(a)	513,810
13,443	Scotts Miracle-Gro Co	1,061,863
48,299	Skyline Champion Corp(a)	2,290,339
2,300	Sleep Number Corp(a)	71,185
13,000	Sonic Automotive Inc Class A	476,190
14,700	Spirit Airlines Inc(a)(b)	350,448
35,400	Steelcase Inc Class A	379,842

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST SMALL CAP VALUE FUND Schedule of Investments
As of June 30, 2022 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
18,000	Taylor Morrison Home Corp(a)	$ 420,480
12,100	Tilly's Inc Class A	84,942
8,800	Travel + Leisure Co	341,616
30,200	Tri Pointe Homes Inc(a)	509,474
46,800	Tupperware Brands Corp(a)	296,712
91,467	Urban Outfitters Inc(a)	1,706,774
87,200	Vera Bradley Inc(a)	378,448
4,400	Vista Outdoor Inc(a)	122,760
22,985	VSE Corp	863,776
95,096	Wabash National Corp(b)	1,291,404
7,200	World Fuel Services Corp	147,312
5,500	Zumiez Inc(a)	143,000
		49,271,809
Consumer, Non-Cyclical — 15.81%
31,700	Aaron's Co Inc	461,235
7,500	ABM Industries Inc	325,650
76,800	ACCO Brands Corp(a)	501,504
105,918	Alta Equipment Group Inc(a)	950,084
15,991	AMN Healthcare Services Inc(a)	1,754,373
49,253	Andersons Inc	1,624,857
14,600	B&G Foods Inc(b)	347,188
53,522	BellRing Brands Inc(a)	1,332,163
11,600	BGSF Inc	143,376
6,400	Brink's Co	388,544
16,500	Cass Information Systems Inc	557,700
7,100	CBIZ Inc(a)	283,716
12,500	Central Garden & Pet Co(a)	530,250
11,289	Charles River Laboratories International Inc(a)	2,415,507
15,451	CONMED Corp	1,479,588
103,552	Custom Truck One Source Inc(a)	579,891
30,202	Embecta Corp(a)	764,715
98,638	Emerald Holding Inc(a)	401,457
16,100	Emergent BioSolutions Inc(a)	499,744
27,900	Ennis Inc	564,417
16,311	Euronet Worldwide Inc(a)	1,640,724
2,800	FTI Consulting Inc(a)	506,380
17,300	H&R Block Inc	611,036
34,400	Hanger Inc(a)	492,608
16,900	Heidrick & Struggles International Inc	546,884
40,959	Herc Holdings Inc	3,692,454
54,756	Inmode Ltd(a)	1,227,082
24,562	Insperity Inc	2,452,024
7,302	J & J Snack Foods Corp	1,019,797
15,227	Jazz Pharmaceuticals PLC(a)	2,375,564
32,036	John Wiley & Sons Inc Class A	1,530,039
19,200	Kelly Services Inc Class A	380,736
61,707	Korn Ferry	3,580,240
57,947	Lantheus Holdings Inc(a)	3,826,240
1,700	Medifast Inc	306,867
32,500	MoneyGram International Inc(a)	325,000
15,000	Natural Grocers by Vitamin Cottage Inc	239,250
67,122	Nomad Foods Ltd(a)	1,341,769
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
82,527	Option Care Health Inc(a)	$ 2,293,425
6,000	Patterson Cos Inc	181,800
5,600	Prestige Consumer Healthcare Inc(a)	329,280
92,375	Quanex Building Products Corp	2,101,531
18,800	Rent-A-Center Inc	365,660
37,300	Resources Connection Inc(a)	759,801
30,471	Spectrum Brands Holdings Inc	2,499,231
76,863	Supernus Pharmaceuticals Inc(a)	2,222,878
13,200	Taro Pharmaceutical Industries Ltd(a)	477,312
25,400	TrueBlue Inc(a)	454,660
13,452	United Therapeutics Corp(a)	3,169,829
5,700	USANA Health Sciences Inc(a)	412,452
58,500	Vanda Pharmaceuticals Inc(a)	637,650
16,200	Vectrus Inc(a)	542,052
4,708	WEX Inc(a)	732,377
224,644	Whole Earth Brands Inc(a)	1,392,793
		60,573,384
Energy — 8.15%
14,400	Amplify Energy Corp(a)	94,176
109,159	Antero Resources Corp(a)	3,345,723
49,100	Berry Corp	374,142
65,845	California Resources Corp	2,535,033
50,800	Centennial Resource Development Inc Class A(a)	303,784
188,977	ChampionX Corp	3,751,193
7,300	Civitas Resources Inc	381,717
9,400	Core Laboratories NV	186,214
5,400	CVR Energy Inc	180,900
18,700	Dril-Quip Inc(a)	482,460
61,171	EQT Corp	2,104,282
71,500	Equitrans Midstream Corp	454,740
42,200	Expro Group Holdings NV(a)	486,144
22,800	FutureFuel Corp	165,984
73,000	Helix Energy Solutions Group Inc(a)	226,300
5,400	HF Sinclair Corp(a)	243,864
70,300	Kosmos Energy Ltd(a)	435,157
25,719	Laredo Petroleum Inc(a)	1,773,068
30,600	Liberty Energy Inc(a)	390,456
42,900	Matrix Service Co(a)	217,074
84,784	MRC Global Inc(a)	844,449
14,300	Murphy Oil Corp	431,717
76,400	National Energy Services Reunited Corp(a)	517,992
96,900	Newpark Resources Inc(a)	299,421
31,378	NextEra Energy Partners LP(b)	2,326,993
54,900	NexTier Oilfield Solutions Inc(a)	522,099
138,790	Northern Oil and Gas Inc	3,505,835
3,800	Oasis Petroleum Inc(a)	462,270
30,900	Oil States International Inc(a)	167,478
21,500	Par Pacific Holdings Inc(a)	335,185
6,700	PDC Energy Inc(a)	412,787
19,500	ProPetro Holding Corp(a)	195,000

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST SMALL CAP VALUE FUND Schedule of Investments
As of June 30, 2022 (Unaudited)
Shares		Fair Value
Energy — (continued)
17,200	Range Resources Corp(a)	$ 425,700
10,200	Ranger Oil Corp Class A(a)	335,274
4,100	REX American Resources Corp(a)	347,680
48,200	Select Energy Services Inc Class A(a)	328,724
30,200	Solaris Oilfield Infrastructure Inc Class A	328,576
17,500	Talos Energy Inc(a)	270,725
27,400	TechnipFMC PLC(a)	184,402
9,500	Vertex Energy Inc(a)(b)	99,940
9,600	Warrior Met Coal Inc	293,856
6,800	Whiting Petroleum Corp	462,604
		31,231,118
Financial — 28.22%
10,100	1st Source Corp	458,540
34,399	Agree Realty Corp REIT	2,481,200
2,500	Alexander's Inc REIT(a)	555,400
11,400	Amalgamated Financial Corp	225,492
39,100	Ambac Financial Group Inc(a)	443,785
14,700	American Equity Investment Life Holding Co	537,579
70,590	Ameris Bancorp	2,836,306
53,300	Arlington Asset Investment Corp Class A REIT(a)	173,225
7,900	Artisan Partners Asset Management Inc Class A	281,003
28,300	Associated Banc-Corp	516,758
9,400	Assured Guaranty Ltd	524,426
77,198	Atlantic Union Bankshares Corp	2,618,556
9,000	Axis Capital Holdings Ltd	513,810
7,400	Bank of Marin Bancorp	235,172
13,600	BankUnited Inc	483,752
7,100	Banner Corp	399,091
11,800	BCB Bancorp Inc	200,954
22,300	Berkshire Hills Bancorp Inc	552,371
21,200	Blue Foundry Bancorp(a)	254,188
36,500	Braemar Hotels & Resorts Inc REIT	156,585
12,000	Bridgewater Bancshares Inc(a)	193,680
5,100	Brighthouse Financial Inc(a)	209,202
17,000	Brookline Bancorp Inc	226,270
117,433	Cadence Bank	2,757,327
7,600	Camden National Corp	334,780
76,186	Cannae Holdings Inc(a)	1,473,437
11,800	Carter Bankshares Inc(a)	155,760
11,000	Cathay General Bancorp	430,650
15,100	Central Pacific Financial Corp	323,895
8,400	Central Valley Community Bancorp	121,800
7,600	Civista Bancshares Inc	161,576
7,300	CNB Financial Corp	176,587
28,600	CNO Financial Group Inc	517,374
14,900	Columbia Banking System Inc	426,885
4,800	Community Financial Corp	177,024
8,100	Community Trust Bancorp Inc(a)	327,564
Shares		Fair Value
Financial — (continued)
22,300	Cowen Inc Class A	$ 528,287
12,600	CrossFirst Bankshares Inc(a)	166,320
47,428	CubeSmart REIT	2,026,124
125,110	CVB Financial Corp	3,103,979
2,000	Diamond Hill Investment Group Inc	347,280
10,900	Eagle Bancorp Inc	516,769
68,564	Employers Holdings Inc	2,872,146
2,600	Enstar Group Ltd(a)	556,348
4,000	Enterprise Financial Services Corp	166,000
16,100	Essent Group Ltd	626,290
1,300	Evercore Inc Class A	121,693
10,800	FB Financial Corp	423,576
24,571	Federal Agricultural Mortgage Corp Class C(a)	2,399,358
14,700	Federated Hermes Inc Class B(a)	467,313
6,200	Financial Institutions Inc	161,324
22,737	First American Financial Corp	1,203,242
32,700	First BanCorp	422,157
24,600	First Busey Corp	562,110
6,400	First Business Financial Services Inc	199,616
14,900	First Financial Bancorp	289,060
9,600	First Financial Corp(a)	427,200
14,900	First Hawaiian Inc	338,379
8,100	First Internet Bancorp	298,242
11,289	First Interstate BancSystem Inc Class A	430,224
3,296	First Merchants Corp	117,404
6,200	First Mid Bancshares Inc	221,154
17,100	First of Long Island Corp	299,763
28,000	Flushing Financial Corp(a)	595,280
52,500	FNB Corp	570,150
5,600	FS Bancorp Inc	160,776
29,400	Fulton Financial Corp	424,830
15,200	Granite Point Mortgage Trust Inc REIT(a)	145,464
20,800	Great Ajax Corp REIT	199,472
5,700	Great Southern Bancorp Inc	333,792
31,100	Greenhill & Co Inc	286,742
9,100	Hancock Whitney Corp(a)	403,403
22,800	Hanmi Financial Corp(a)	511,632
2,000	Hanover Insurance Group Inc	292,500
8,600	Heartland Financial USA Inc	357,244
10,900	Heritage Financial Corp	274,244
5,100	Home Bancorp Inc	174,063
129,304	Home BancShares Inc	2,685,644
9,800	HomeStreet Inc	339,766
40,400	Hope Bancorp Inc	559,136
8,500	Horace Mann Educators Corp	326,230
21,300	Horizon Bancorp Inc	371,046
23,392	Independent Bank Corp	594,877
10,000	International Bancshares Corp	400,800
89,120	International Money Express Inc(a)	1,824,286
8,300	Investar Holding Corp	181,770

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST SMALL CAP VALUE FUND Schedule of Investments
As of June 30, 2022 (Unaudited)
Shares		Fair Value
Financial — (continued)
12,400	James River Group Holdings Ltd	$ 307,272
5,000	Kemper Corp	239,500
29,500	Lakeland Bancorp Inc	431,290
14,600	Luther Burbank Corp	190,530
20,300	Macatawa Bank Corp	179,452
27,872	McGrath RentCorp	2,118,272
7,400	Mercantile Bank Corp	236,430
67,364	Meta Financial Group Inc	2,604,966
9,575	MFA Financial Inc REIT	102,931
14,900	Midland States Bancorp Inc	358,196
6,100	MidWestOne Financial Group Inc	181,292
4,000	National Bankshares Inc	125,600
2,000	National Western Life Group Inc Class A	405,400
33,600	Navient Corp	470,064
91,300	New York Mortgage Trust Inc REIT	251,988
7,300	Nicolet Bankshares Inc(a)	528,082
32,100	NMI Holdings Inc Class A(a)	534,465
4,000	Northeast Bank	146,120
15,900	Northeast Community Bancorp Inc	187,143
15,400	Northfield Bancorp Inc	200,662
4,400	Northrim BanCorp Inc	177,144
186,606	OceanFirst Financial Corp	3,569,773
19,509	Old National Bancorp	288,538
7,600	Orrstown Financial Services Inc	183,692
9,800	PacWest Bancorp	261,268
12,100	PCB Bancorp	226,028
7,500	Peapack-Gladstone Financial Corp	222,750
24,500	Pebblebrook Hotel Trust REIT	405,965
3,800	Peoples Bancorp Inc	101,080
36,400	Perella Weinberg Partners	212,212
38,385	Pinnacle Financial Partners Inc	2,775,619
52,713	Popular Inc	4,055,211
44,611	PotlatchDeltic Corp REIT	1,971,360
5,600	Preferred Bank	380,912
15,400	Premier Financial Corp	390,390
13,800	Primis Financial Corp	188,094
13,800	ProAssurance Corp	326,094
28,525	Prosperity Bancshares Inc	1,947,402
14,900	Provident Financial Services Inc	331,674
25,500	Radian Group Inc	501,075
10,800	RBB Bancorp	223,236
22,800	RE/MAX Holdings Inc Class A	559,056
14,200	Renasant Corp	409,102
6,200	Republic Bancorp Inc Class A	299,150
28,990	Rexford Industrial Realty Inc REIT	1,669,534
22,000	RMR Group Inc Class A	623,700
16,000	S&T Bancorp Inc	438,880
4,000	Safety Insurance Group Inc	388,400
51,300	Seritage Growth Properties REIT Class A(a)(b)	267,273
Shares		Fair Value
Financial — (continued)
6,500	Sierra Bancorp	$ 141,245
5,500	Simmons First National Corp Class A	116,930
92,000	SiriusPoint Ltd(a)	498,640
28,883	SouthState Corp	2,228,323
72,051	STAG Industrial Inc REIT	2,224,935
34,178	Stifel Financial Corp	1,914,652
6,300	Territorial Bancorp Inc	131,355
10,800	Texas Capital Bancshares Inc(a)	568,512
11,200	Towne Bank	304,080
13,800	TPG RE Finance Trust Inc REIT	124,338
21,000	Trean Insurance Group Inc(a)	130,830
4,700	TriCo Bancshares	214,508
46,426	Triumph Bancorp Inc(a)	2,904,411
13,300	TrustCo Bank Corp NY	410,172
18,500	Trustmark Corp	540,015
6,100	Univest Financial Corp	155,184
15,600	Victory Capital Holdings Inc Class A	375,960
1,080	Virtus Investment Partners Inc	184,702
19,000	Washington Federal Inc	570,380
3,700	Washington Trust Bancorp Inc	178,969
17,700	Waterstone Financial Inc	301,785
7,500	Webster Financial Corp	316,125
360	White Mountains Insurance Group Ltd	448,607
14,900	William Penn Bancorp	174,330
47,255	Wintrust Financial Corp	3,787,488
54,901	WSFS Financial Corp	2,200,981
		108,108,233
Industrial — 16.72%
12,600	AAR Corp(a)	527,184
19,602	Advanced Energy Industries Inc	1,430,554
47,788	AECOM	3,116,733
30,452	Albany International Corp Class A	2,399,313
56,859	Altra Industrial Motion Corp	2,004,280
60,013	Arcosa Inc	2,786,404
24,698	Atkore Inc(a)	2,050,181
12,300	Avnet Inc	527,424
13,600	AZZ Inc	555,152
7,600	Barnes Group Inc	236,664
11,300	Belden Inc	601,951
6,409	Boise Cascade Co	381,271
7,700	Cactus Inc Class A	310,079
3,500	Chase Corp	272,335
29,800	Clean Harbors Inc(a)	2,612,566
69,760	Columbus McKinnon Corp	1,979,091
3,700	Comfort Systems USA Inc	307,655
44,600	Comtech Telecommunications Corp	404,522
9,000	DXP Enterprises Inc(a)	275,670
3,100	Encore Wire Corp	322,152
21,400	Energizer Holdings Inc	606,690
29,200	Enerpac Tool Group Corp	555,384

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST SMALL CAP VALUE FUND Schedule of Investments
As of June 30, 2022 (Unaudited)
Shares		Fair Value
Industrial — (continued)
8,600	EnerSys	$ 507,056
6,100	EnPro Industries Inc	499,773
16,900	Flowserve Corp	483,847
20,000	Fluor Corp(a)	486,800
3,900	Forward Air Corp	358,644
146,839	Genco Shipping & Trading Ltd	2,836,930
69,600	GrafTech International Ltd	492,072
6,900	Graham Corp	47,748
39,500	Great Lakes Dredge & Dock Corp(a)	517,845
13,200	Greenbrier Cos Inc	475,068
7,500	Griffon Corp	210,225
32,000	Heartland Express Inc	445,120
14,000	Hillenbrand Inc	573,440
14,600	Hyster-Yale Materials Handling Inc	470,412
167,347	Janus International Group Inc(a)	1,511,143
23,900	JELD-WEN Holding Inc(a)	348,701
19,087	Kadant Inc	3,480,514
91,886	Kimball Electronics Inc(a)	1,846,909
2,900	L B Foster Co Class A(a)	37,323
6,400	Littelfuse Inc	1,625,856
6,400	Masonite International Corp(a)	491,712
3,400	Matson Inc	247,792
106,093	MDU Resources Group Inc	2,863,450
6,700	Moog Inc Class A	531,913
5,700	Mueller Industries Inc	303,753
21,900	Mueller Water Products Inc Class A	256,887
3,300	MYR Group Inc(a)	290,829
8,500	National Presto Industries Inc	557,940
1,900	Plexus Corp(a)	149,150
11,200	Powell Industries Inc	261,744
16,400	Primoris Services Corp	356,864
9,200	Proto Labs Inc(a)	440,128
102,384	Pure Cycle Corp(a)	1,079,127
5,300	Ryerson Holding Corp	112,837
15,200	Sanmina Corp(a)	619,096
7,400	Schneider National Inc Class B	165,612
10,400	Sterling Infrastructure Inc(a)	227,968
22,989	TD SYNNEX Corp	2,094,298
33,500	Thermon Group Holdings Inc(a)	470,675
29,000	Tredegar Corp	290,000
4,800	TriMas Corp	132,912
162,597	TTM Technologies Inc(a)	2,032,463
37,600	Tutor Perini Corp(a)	330,128
36,478	UFP Industries Inc	2,485,611
23,428	UFP Technologies Inc(a)	1,864,166
33,000	Vishay Intertechnology Inc	588,060
131,008	Vontier Corp	3,011,874
5,800	Worthington Industries Inc	255,780
		64,031,450
Technology — 5.62%
164,989	Allscripts Healthcare Solutions Inc(a)	2,446,787
5,263	BM Technologies Inc(a)	30,999
Shares		Fair Value
Technology — (continued)
17,121	Concentrix Corp	$ 2,322,292
42,676	CSG Systems International Inc	2,546,904
140,600	Diebold Nixdorf Inc(a)	319,162
5,300	Diodes Inc(a)	342,221
7,900	Ebix Inc(b)	133,510
5,900	Insight Enterprises Inc(a)	509,052
3,200	ManTech International Corp Class A	305,440
20,400	Photronics Inc(a)	397,392
134,910	Rambus Inc(a)	2,899,216
31,761	Science Applications International Corp	2,956,949
55,802	Super Micro Computer Inc(a)	2,251,611
32,800	Telos Corp(a)	265,024
45,591	Tower Semiconductor Ltd(a)	2,105,392
104,763	Unisys Corp(a)	1,260,299
12,000	Verra Mobility Corp(a)	188,520
17,600	Xperi Holding Corp	253,968
		21,534,738
Utilities — 2.20%
40,812	ALLETE Inc	2,398,930
12,900	Avista Corp	561,279
13,600	Hawaiian Electric Industries Inc	556,240
25,626	NorthWestern Corp	1,510,140
10,400	Otter Tail Corp(a)	698,152
9,300	PNM Resources Inc	444,354
10,600	Portland General Electric Co	512,298
17,000	South Jersey Industries Inc	580,380
6,100	Southwest Gas Holdings Inc	531,188
8,600	Spire Inc	639,582
		8,432,543
TOTAL COMMON STOCK — 96.59% (Cost $347,499,494)		$370,017,528
GOVERNMENT MONEY MARKET MUTUAL FUNDS
137,000	Dreyfus Institutional Preferred Government Plus Money Market Fund Class SL(c), 1.46%(d)	137,000
88,000	Goldman Sachs Financial Square Government Fund Institutional Class(c), 1.38%(d)	88,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.06% (Cost $225,000)		$ 225,000

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST SMALL CAP VALUE FUND Schedule of Investments
As of June 30, 2022 (Unaudited)
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 1.80%
$6,900,000	Federal Home Loan Bank(e) 1.01%, 07/01/2022	$ 6,900,000
Repurchase Agreements — 1.01%
971,502	Undivided interest of 0.89% in a repurchase agreement (principal amount/value $108,943,097 with a maturity value of $108,947,788) with RBC Capital Markets Corp, 1.55%, dated 6/30/22 to be repurchased at $971,502 on 7/1/22 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.88%, 8/16/22 - 5/20/52, with a value of $111,121,960.(c)	971,502
971,502	Undivided interest of 0.90% in a repurchase agreement (principal amount/value $108,359,862 with a maturity value of $108,364,527) with Bank of America Securities Inc, 1.55%, dated 6/30/22 to be repurchased at $971,502 on 7/1/22 collateralized by Government National Mortgage Association securities, 1.00% - 8.50%, 1/20/24 - 6/20/52, with a value of $110,527,059.(c)	971,502
950,990	Undivided interest of 2.03% in a repurchase agreement (principal amount/value $46,928,436 with a maturity value of $46,930,457) with Bank of Montreal, 1.55%, dated 6/30/22 to be repurchased at $950,990 on 7/1/22 collateralized by various U.S. Government Agency securities, 2.00% - 5.50%, 5/1/35 - 5/20/72, with a value of $47,867,005.(c)	950,990
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 971,502	Undivided interest of 26.84% in a repurchase agreement (principal amount/value $3,622,930 with a maturity value of $3,623,086) with HSBC Securities (USA) Inc, 1.55%, dated 6/30/22 to be repurchased at $971,502 on 7/1/22 collateralized by various U.S. Government Agency securities, 2.50% - 4.50%, 10/1/26 - 6/1/52, with a value of $3,695,389.(c)	$ 971,502
		3,865,496
TOTAL SHORT TERM INVESTMENTS — 2.81% (Cost $10,765,496)		$ 10,765,496
TOTAL INVESTMENTS — 99.46% (Cost $358,489,990)		$381,008,024
OTHER ASSETS & LIABILITIES, NET — 0.54%		$ 2,086,617
TOTAL NET ASSETS — 100.00%		$383,094,641

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at June 30, 2022.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of June 30, 2022.
(e)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
LP	Limited Partnership
REIT	Real Estate Investment Trust
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2022 (Unaudited)
Great-West Small Cap Value Fund
ASSETS:
Investments in securities, fair value (including $4,006,791 of securities on loan)(a)	$377,142,528
Repurchase agreements, fair value(b)	3,865,496
Cash	6,590,324
Dividends receivable	388,210
Subscriptions receivable	51,310
Total Assets	388,037,868
LIABILITIES:
Payable for director fees	7,369
Payable for investments purchased	272,013
Payable for other accrued fees	44,335
Payable for shareholder services fees	18,135
Payable to investment adviser	229,287
Payable upon return of securities loaned	4,090,496
Redemptions payable	281,592
Total Liabilities	4,943,227
NET ASSETS	$383,094,641
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$4,853,957
Paid-in capital in excess of par	322,023,397
Undistributed/accumulated earnings	56,217,287
NET ASSETS	$383,094,641
NET ASSETS BY CLASS
Investor Class	$60,212,783
Institutional Class	$322,881,858
CAPITAL STOCK:
Authorized
Investor Class	15,000,000
Institutional Class	250,000,000
Issued and Outstanding
Investor Class	2,033,286
Institutional Class	46,506,279
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$29.61
Institutional Class	$6.94
(a) Cost of investments	$354,624,494
(b) Cost of repurchase agreements	$3,865,496
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2022 (Unaudited)
Great-West Small Cap Value Fund
INVESTMENT INCOME:
Income from securities lending	$22,071
Dividends	3,563,097
Foreign withholding tax	(6,098)
Total Income	3,579,070
EXPENSES:
Management fees	1,504,285
Shareholder services fees – Investor Class	119,413
Audit and tax fees	14,963
Custodian fees	11,958
Director's fees	16,274
Legal fees	2,432
Pricing fees	9,450
Registration fees	15,495
Shareholder report fees	784
Transfer agent fees	4,239
Other fees	5,144
Total Expenses	1,704,437
Less amount waived by investment adviser	19,503
Net Expenses	1,684,934
NET INVESTMENT INCOME	1,894,136
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	17,468,214
Net Realized Gain	17,468,214
Net change in unrealized depreciation on investments	(95,388,093)
Net Change in Unrealized Depreciation	(95,388,093)
Net Realized and Unrealized Loss	(77,919,879)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(76,025,743)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2022 and fiscal year ended December 31, 2021
Great-West Small Cap Value Fund	2022 (Unaudited)	2021
OPERATIONS:
Net investment income	$1,894,136	$3,246,010
Net realized gain	17,468,214	83,376,877
Net change in unrealized appreciation (depreciation)	(95,388,093)	36,503,589
Net Increase (Decrease) in Net Assets Resulting from Operations	(76,025,743)	123,126,476
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(4,625,741)
Institutional Class	(1,765,025)	(83,109,335)
From Net Investment Income and Net Realized Gains	(1,765,025)	(87,735,076)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	11,290,875	28,518,311
Institutional Class	34,259,951	87,766,305
Shares issued in reinvestment of distributions
Investor Class	-	4,625,741
Institutional Class	1,765,025	83,109,335
Shares redeemed
Investor Class	(13,105,584)	(42,725,598)
Institutional Class	(42,373,121)	(148,060,678)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(8,162,854)	13,233,416
Total Increase (Decrease) in Net Assets	(85,953,622)	48,624,816
NET ASSETS:
Beginning of Period	469,048,263	420,423,447
End of Period	$383,094,641	$469,048,263
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	337,322	815,101
Institutional Class	4,551,151	9,067,349
Shares issued in reinvestment of distributions
Investor Class	-	130,272
Institutional Class	257,292	9,569,901
Shares redeemed
Investor Class	(391,302)	(1,224,460)
Institutional Class	(5,281,546)	(15,603,268)
Net Increase (Decrease)	(527,083)	2,754,895
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST SMALL CAP VALUE FUND Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2022 (Unaudited)	$35.69	0.10	(6.18)	(6.08)	-	-	-	$29.61	(17.04%) (d)
12/31/2021	$29.05	0.14	8.72	8.86	(1.20)	(1.02)	(2.22)	$35.69	30.67%
12/31/2020	$28.23	0.14	0.75	0.89	-	(0.07)	(0.07)	$29.05	3.20%
12/31/2019	$22.75	0.09	5.52	5.61	(0.00) (e)	(0.13)	(0.13)	$28.23	24.67%
12/31/2018	$27.91	0.05	(4.55)	(4.50)	-	(0.66)	(0.66)	$22.75	(16.20%)
12/31/2017	$27.25	0.06	2.55	2.61	(0.02)	(1.93)	(1.95)	$27.91	9.73%
Institutional Class
06/30/2022 (Unaudited)	$ 8.40	0.04	(1.46)	(1.42)	(0.04)	-	(0.04)	$ 6.94	(16.92%) (d)
12/31/2021	$ 8.00	0.07	2.40	2.47	(1.05)	(1.02)	(2.07)	$ 8.40	31.17%
12/31/2020	$ 7.84	0.06	0.20	0.26	(0.03)	(0.07)	(0.10)	$ 8.00	3.54%
12/31/2019	$ 6.41	0.05	1.56	1.61	(0.05)	(0.13)	(0.18)	$ 7.84	25.17%
12/31/2018	$ 8.43	0.05	(1.37)	(1.32)	(0.04)	(0.66)	(0.70)	$ 6.41	(15.93%)
12/31/2017	$ 9.52	0.06	0.86	0.92	(0.08)	(1.93)	(2.01)	$ 8.43	10.15%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Investor Class
06/30/2022 (Unaudited)	$ 60,213	1.14% (g)	1.09% (g)	0.60% (g)	20% (d)
12/31/2021	$ 74,488	1.12%	1.09%	0.41%	40%
12/31/2020	$ 68,753	1.13%	1.09%	0.58%	93%
12/31/2019	$ 65,827	1.13%	1.09%	0.35%	25%
12/31/2018	$ 66,129	1.12%	1.09%	0.18%	35%
12/31/2017	$ 93,025	1.15%	1.11%	0.22%	26%
Institutional Class
06/30/2022 (Unaudited)	$322,882	0.74% (g)	0.74% (g)	0.95% (g)	20% (d)
12/31/2021	$394,560	0.73%	0.73%	0.77%	40%
12/31/2020	$351,671	0.74%	0.74%	0.97%	93%
12/31/2019	$223,721	0.73%	0.73%	0.71%	25%
12/31/2018	$192,501	0.74%	0.74%	0.58%	35%
12/31/2017	$130,114	0.78%	0.75%	0.58%	26%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Amount was less than $0.01 per share.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST SMALL CAP VALUE FUND Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of forty-five funds. Interests in the Great-West Small Cap Value Fund (the Fund) are included herein.
The investment objective of the Fund is to seek long-term capital growth. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers two share classes, referred to as Investor Class and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The outbreak of the novel strain of coronavirus, specifically identified as "COVID-19", has affected the worldwide economy, the financial health of individual companies and the market in general. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Fund in future periods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Semi-Annual Report - June 30, 2022

For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2022, all of the Fund’s investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.

Semi-Annual Report - June 30, 2022

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for real estate investment trusts.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2022 were as follows:
Federal tax cost of investments	$360,573,608
Gross unrealized appreciation on investments	61,565,929
Gross unrealized depreciation on investments	(41,131,513)
Net unrealized appreciation on investments	$20,434,416
2.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds entered into an investment advisory agreement with Great-West Capital Management, LLC (GWCM) (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.71% of the Fund’s average daily net assets. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.74% of the Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees and certain extraordinary expenses (the “Expense Limit”). The agreement’s current term ends on April 30, 2023 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.

Semi-Annual Report - June 30, 2022

The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. At June 30, 2022, the amounts subject to recoupment were as follows:
Expires December 31, 2022	Expires December 31, 2023	Expires December 31, 2024	Expires June 30, 2025	Recoupment of Past Reimbursed Fees by the Adviser
$26,985	$24,439	$19,949	$19,503	$0
The Adviser and Great-West Funds entered into a sub-advisory agreement with Loomis, Sayles & Company, L.P. and Hotchkis & Wiley Capital Management, LLC. The Adviser is responsible for compensating the Sub-Adviser for its services.
Great-West Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of GWCM and subsidiary of GWL&A. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of the share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all forty-five funds for which they serve as directors was $690,500 for the fiscal period ended June 30, 2022.
3.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 30, 2022, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $84,955,006 and $99,890,933, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
4.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2022, the Fund had securities on loan valued at $4,006,791 and received collateral as reported on the Statement of Assets and Liabilities of $4,090,496 for such loan which was invested in Repurchase Agreements collateralized by U.S. Government or U.S. Government Agency securities and Government Money Market Mutual Funds. The Repurchase Agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At June 30, 2022, the class of securities loaned consisted entirely of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.

Semi-Annual Report - June 30, 2022

5.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
6.  SUBSEQUENT EVENT
Management has reviewed all events subsequent to June 30, 2022, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued.
Effective August 1, 2022, Empower renamed certain operating companies within its corporate group to include “Empower” in the legal name. In addition, the Great-West Small Cap Value Fund changed its name to the Empower Small Cap Value Fund on August 1, 2022.

Semi-Annual Report - June 30, 2022

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Great-West Funds’ Forms NPORT-EX are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Funds' Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the GWCM Liquidity Risk Management Committee as the administrator of the liquidity risk management program. The Liquidity Risk Management Committee includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The Liquidity Risk Management Committee reassessed each Fund’s liquidity risk profile, considering additional data gathered through March 31, 2022 and the adequacy and effectiveness of the liquidity risk management program’s operations since March 31, 2021 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 16, 2022. The report stated that:
(i) the program performed well during the covered period and meets the needs and profile of the Funds,
(ii) the Funds benefit from the stability of their shareholder base,
(iii) the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv) no changes were proposed to the program as of the date of the report, and
(v) no Fund approached the internal triggers set by the Liquidity Risk Management Committee or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and reviewed the changes to the program since inception.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 21, 2022 (the “April Board Meeting”), unanimously approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Great-West Capital Management, LLC (“GWCM”) and the Company, on behalf of Great-West Small Cap Value Fund (the “Fund”), a series of the Company, and (ii) the investment sub-advisory agreements (the “Sub-Advisory Agreements” or each, a “Sub-Advisory Agreement”) by and among the Company, GWCM and each of Hotchkis & Wiley Capital Management, LLC (“HWCM”) and Loomis, Sayles & Company, L.P. (“Loomis Sayles” and together with HWCM, the “Sub-Advisers” or each, a “Sub-Adviser”), with respect to the Fund. (The Fund and the Company’s other series are referred to collectively as the “Great-West Funds.”)

Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. In addition, GWCM is responsible for allocating the Fund’s assets among one or more sub-advisers—including, in this case, each of HWCM and Loomis Sayles. In this connection, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreements with Board approval but without shareholder approval, unless the sub-adviser is an affiliated person. Under this structure, GWCM is responsible for monitoring and evaluating the performance of each Sub-Adviser for its sleeve of the Fund and for recommending the hiring, termination and replacement of each Sub-Adviser to the Board.
Pursuant to its respective Sub-Advisory Agreement, each Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the investment and reinvestment of its allocated portion of the Fund’s portfolio, which includes making decisions to buy, sell or hold any particular security.
On March 23, 2022 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics and furnished by GWCM and each Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and the Sub-Advisory Agreements (collectively, the “Agreements” or each, an “Agreement”), and met with representatives of GWCM to review, among other things, comparative information on the Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, as well as the portion of the management fee retained and enterprise profitability data, and further discussed such information with GWCM. The Independent Directors also considered additional information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel, including at a separate meeting of the Independent Directors convened immediately prior to the April Board Meeting and at the April Board Meeting. The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund and the other Great-West Funds. Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across the Great-West Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for the Great-West Funds, including the services and support provided to each of the Great-West Funds, including the Fund and its shareholders.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and each Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s organizational history, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. With respect to personnel, the Board noted that GWCM’s affiliate, Empower Retirement, LLC (“Empower”) provides employees, including various management professionals, who provide services on behalf of GWCM—which does not have its own employees—pursuant to an agreement between GWCM and Empower. (Each of Empower and GWCM is a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”); references herein to personnel, services, activities and resources of GWCM should be understood generally as including Empower.)
The Board also reviewed, as applicable, the qualifications, education, experience, tenure and responsibilities of the senior personnel serving the Fund and the portfolio management teams responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its investment decision-making process, its disaster recovery procedures, including cybersecurity risk mitigation, its overall financial condition and ability to carry out its obligations to the Fund, its technical resources, operational capabilities and safeguards, and compliance policies and procedures, including for liquidity risk management oversight, as well as each Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. With respect to GWCM, the Board noted recent strategic initiatives, progress on implementation of an enhanced trade order management system and various other projects and GWCM’s efforts generally to ensure that third-party programs and vendors used to service the Fund—including for purposes of regulatory compliance support—are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of each Sub-Adviser and GWCM every year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. Also considered was each adviser’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, monetary and fiscal policy developments and emerging issues. In this regard, the Board received information on the impacts of the COVID-19 pandemic and macroeconomic and geopolitical developments on each adviser generally and the Fund, and considered how monitoring and analysis of such developments informs each adviser’s performance of its respective services to the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Advisers.
Investment Performance
The Board received and considered information regarding the investment performance of the Fund. The Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared against its benchmark index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classifications. This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2021 with respect to the Investor Class, and, for the Institutional Class, annualized returns for the one-, three- and five-year periods ended December 31, 2021. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the benchmark index and performance universe. In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index and to a peer group of funds.
The Board observed that the annualized returns of the Fund’s Investor Class were in the first, third, fourth and fourth quintiles of its performance universe (the first quintile being the best performers and the fifth quintile being the worst performers) for the one-, three-, five- and ten-year periods ended December 31, 2021, respectively, with specific rankings in the 20th, 56th, 75th and 64th percentiles, respectively, of its performance universe. Similarly, the annualized returns of the Fund’s Institutional Class were in the first, third and fourth quintiles of its performance universe for the one-, three- and five-year periods ended December 31, 2021, respectively, with specific rankings in the 17th, 50th and 70th percentiles, respectively, of its performance universe. The Board also observed that the Fund outperformed its benchmark for each period reviewed, with the exception of the ten-year period ended December 31, 2021 as to the Fund’s Investor Class.
The Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus, and in the context of overall recent market conditions. In addition, the Board considered each Sub-Adviser’s investment decision-making process, the organization, composition and experience of its investment personnel and its portfolio risk controls, among other things, as well as its performance attribution commentary. The Board’s assessment of performance results was also informed by its understanding of GWCM’s processes for overseeing and analyzing each Sub-Adviser’s performance, including GWCM’s systematic approach to performance monitoring.

The Board determined that it was satisfied with the explanations for, oversight of and information provided regarding the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by GWCM and the Sub-Advisers from their relationships with the Fund. The Board also reviewed an analysis prepared by the Independent Consultant regarding the actual net advisory fee, sub-advisory fee and advisory fee retained by GWCM for the Fund’s Investor Class and Institutional Class as compared to share classes of other sub-advised funds within the same Morningstar peer group and publicly disclosed sub-advisory fees.
With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that, effective May 1, 2017, the structure of the investment management fee payable by the Fund changed to a structure in which GWCM absorbs the costs associated with fund accounting, which were previously paid directly by the Fund in its investment management fee and noted that GWCM’s investment management fee increased commensurate with the costs of these services as of December 31, 2015. The Board further noted that GWCM has contractually agreed for a one-year renewable term, through April 30, 2023, to limit the fees and expenses of the Fund to the total expense ratio of the Fund as of December 31, 2015, and that in the future GWCM may increase the expense limit only with the approval of the Board.
The Board noted that GWCM, not the Fund, pays the sub-advisory fees to the Sub-Advisers and that such fees were negotiated at arm’s length between GWCM and each of the Sub-Advisers. In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications. Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups. As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Consultant assessing expenses in the context of performance.
The Board observed that the Fund’s Contractual Management Fee for each class was lower than the median contractual management fees of its respective peer group of funds, with the Investor Class Contractual Management Fee the lowest in its peer group. The Board also observed that the Fund’s total annual operating expense ratio for each class was lower than the median total operating expense ratio of its respective peer group of funds, ranking in the first quintile of its respective peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses), and the lowest of the peer group as to the Fund’s Institutional Class. In addition, the Board considered the Independent Consultant’s opinion that the Fund’s Contractual Management Fee and total annual operating expense ratio are reasonable.
The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund. As to the fees charged by the Sub-Advisers to other clients with similar objectives and policies as the Fund, the Board received information from HWCM regarding its standard fee schedule for the small cap diversified value strategy, as well as the fees charged by HWCM for its own retail mutual fund and other sub-advised registered funds managed in the same investment style as the Fund. For Loomis Sayles, the Board similarly received information regarding the fees charged by the Sub-Adviser for its own retail mutual fund and its standard Form ADV fee schedule for small cap value. The Board assessed the foregoing information and, where applicable, noted factors contributing to certain differences in sub-advisory fee schedules between the Fund and other representative accounts, such as historical relationship discounts and consideration of other assets under management in the case of certain funds sub-advised by HWCM and other client-specific circumstances. Taking into account the foregoing, the Board determined that the fees charged by the Sub-Advisers to other similar accounts and clients identified as comparable appeared to be competitive with the fees charged to GWCM for the Fund.
The Board further considered the overall financial soundness of GWCM and the Sub-Advisers and the profits estimated to have been realized by GWCM and its affiliates and by the Sub-Advisers. The Board reviewed the financial statements and profitability information from GWCM and the Sub-Advisers.
With respect to GWCM’s profitability information, the Board considered the review undertaken by management in 2020 of the organization’s expense allocation methodology following an internal corporate restructuring and, following such review, GWCM’s determination to adjust the methodology used in determining profitability. In this connection, the Board took into account its prior discussions with management regarding the methodology as well as the analysis performed by an independent auditor, including the auditor’s conclusion that the methodology was reasonable. The Board also considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also noted its discussion with GWCM representatives at the March Meeting regarding the impact of the methodology adjustment to GWCM’s 2021 profitability and GWCM’s confirmation that no further methodology adjustments were made in 2021.
The Board also reviewed a report from the Independent Consultant comparing pre-tax investment management profitability margins for the latest fiscal year for certain publicly-traded advisers to fund complexes as compared to GWCM’s estimated complex-level profits. The Board considered that, while GWCM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses.
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates and each Sub-Adviser were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for GWCM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Although there are no contractual breakpoints in the Fund’s management fee schedule, the Board noted that GWCM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset without regard to breakpoints (i.e., pre-assuming future asset growth), and investments in the business intended to enhance services available to the Fund and shareholders. In its evaluation, the Board also noted that both sub-advisory fee schedules contained breakpoints that would reduce the relevant sub-advisory fee rate on assets above specified levels as the Fund’s assets increased. In this connection, the Board considered that the sub-advisory fee under each Sub-Advisory Agreement is paid by GWCM out of the management fee that it receives under the Advisory Agreement and the sub-advisory fees are negotiated at arm’s length. The Board also considered the data provided by the Independent Consultant, reflecting metrics it developed, regarding the portion of the management fee retained by GWCM, which indicated that such portion was below the Fund’s peer group.
Based on the information provided, the Board concluded that GWCM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by GWCM or the Sub-Advisers from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted that each Sub-Adviser received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating Fund brokerage to such brokers. The Board also noted the statement by Loomis Sayles that it may from time to time use the performance of various funds in marketing its separate account investment advisory services, an ancillary benefit that the Sub-Adviser does not believe is material.
In addition, the Board noted where services were provided to the Fund by affiliates of GWCM, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement, effective April 29, 2020 (the “Shareholder Services Agreement”). The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement—an assessment that included, among other things, reviews of: service metrics data; the nature and quality of shareholder services; fees retained by Empower and those paid to third-party providers; and Empower’s estimated profitability on shareholder services fees from the Fund.

In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWL&A and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits, and evaluated information provided by GWCM in this regard.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM, its affiliates or the Sub-Advisers.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)  (1) Not required in filing.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 23, 2022
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 23, 2022
By:	/s/ Kelly B. New

Kelly B. New
Treasurer
Date:August 23, 2022